RELATED PARTY TRANSACTIONS AND KEY MANAGEMENT COMPENSATION - Disclosure of remuneration attributed to executives and directors (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
RELATED PARTY TRANSACTIONS AND KEY MANAGEMENT COMPENSATION [abstract]
Short-term benefits	$ 1,596,362	$ 1,806,716	$ 1,583,279
Associate companies	(16,932)	(18,137)	(23,061)
Stock-based compensation	1,165,694	1,173,216	1,314,431
Total	$ 2,745,124	$ 2,961,795	$ 2,874,649